Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 50,606,000	$ 36,194,000	$ 6,184,000
Restricted cash		1,523,000	1,290,000
Marketable securities	5,351,000
Accounts receivable	32,359,000	15,816,000	3,879,000
Inventory, net	36,643,000	24,915,000	10,069,000
Deferred issuance costs	2,690,000	2,221,000
Notes receivable		456,000
Prepaid expenses and other current assets	5,094,000	3,967,000	1,526,000
Total current assets	132,743,000	85,092,000	22,948,000
Property and equipment, net	2,548,000	1,652,000	932,000
Operating right-of-use assets	2,351,000	1,252,000
Marketable securities	4,738,000
Intangible assets, net	2,404,000
Other assets	130,000	82,000	78,000
Goodwill	11,996,000
Total assets	156,910,000	88,078,000	23,958,000
Current liabilities:
Accounts payable	39,658,000	23,286,000	12,252,000
Accrued expenses and other current liabilities	6,727,000	4,382,000	1,574,000
Deferred revenue, current portion	1,434,000	950,000	48,000
Warranty liability, current portion	438,000	392,000	179,000
Operating lease liabilities, current portion	768,000	578,000
Current maturities of long-term debt		10,000,000	8,000,000
Total current liabilities	49,025,000	39,588,000	22,053,000
Deferred rent			135,000
Warranty liability, net of current portion	4,188,000	3,959,000	3,214,000
Deferred revenue, net of current portion	174,000	172,000	184,000
Long-term debt, net of current maturities and unamortized debt issuance costs	49,670,000	10,642,000	1,411,000
Operating lease liabilities, net of current portion	1,689,000	762,000
Preferred stock warrant liability	1,814,000	1,507,000	487,000
Other long-term liabilities	1,443,000
Total liabilities	108,003,000	56,630,000	27,484,000
Stockholders’ deficit:
Notes receivable from related parties			(103,000)
ASSETS
Convertible preferred stock, value	87,140,000	87,140,000	46,370,000
Stockholders’ deficit:
Common stock, value	3,000	2,000	2,000
Additional paid-in capital	17,055,000	6,521,000	5,383,000
Accumulated deficit	(55,305,000)	(62,215,000)	(55,178,000)
Accumulated other comprehensive income	14,000
Total stockholders’ deficit	(38,233,000)	(55,692,000)	(49,896,000)
Total liabilities, convertible preferred stock and stockholders’ deficit	156,910,000	88,078,000	23,958,000
Roth CH Acquisition IV Co.
Current assets:
Cash and cash equivalents	123,759	88,107	802,606
Total current assets	261,522	373,616	991,223
Prepaid insurance, long-term			102,849
Total assets	24,863,354	25,051,786	117,832,388
Current liabilities:
Accounts payable and accrued expenses	948,514	666,832	244,793
Income taxes payable	135,987	395,019
Promissory note – related party	200,000
Current liabilities:
Total liabilities	1,284,501	1,061,851	244,793
Commitments
Common stock subject to possible redemption	24,485,433	24,322,162	116,725,000
ASSETS
Prepaid expenses	137,763	150,069	188,617
Due from certain Initial Stockholders		135,440
Cash and marketable securities held in Trust Account	24,601,832	24,678,170	116,738,316
Stockholders’ deficit:
Common stock, value	334	334	334
Additional paid-in capital	88,118	251,389	1,267,993
Accumulated deficit	(995,032)	(583,950)	(405,732)
Total stockholders’ deficit	(906,580)	(332,227)	862,595
Total liabilities, convertible preferred stock and stockholders’ deficit	$ 24,863,354	25,051,786	$ 117,832,388
Previously Reported
Current assets:
Cash and cash equivalents		36,194,000
Restricted cash		1,523,000
Accounts receivable		15,816,000
Inventory, net		24,915,000
Deferred issuance costs		2,221,000
Notes receivable		456,000
Prepaid expenses and other current assets		3,967,000
Total current assets		85,092,000
Property and equipment, net		1,652,000
Operating right-of-use assets		1,252,000
Other assets		82,000
Total assets		88,078,000
Current liabilities:
Accounts payable		23,286,000
Accrued expenses and other current liabilities		5,282,000
Deferred revenue, current portion		50,000
Warranty liability, current portion		392,000
Operating lease liabilities, current portion		578,000
Current maturities of long-term debt		10,000,000
Total current liabilities		39,588,000
Deferred rent
Warranty liability, net of current portion		3,959,000
Deferred revenue, net of current portion		172,000
Long-term debt, net of current maturities and unamortized debt issuance costs		10,642,000
Operating lease liabilities, net of current portion		762,000
Preferred stock warrant liability		1,507,000
Total liabilities		56,630,000
Stockholders’ deficit:
Notes receivable from related parties
ASSETS
Convertible preferred stock, value		87,140,000
Stockholders’ deficit:
Common stock, value		2,000
Additional paid-in capital		6,521,000
Accumulated deficit		(62,215,000)
Total stockholders’ deficit		(55,692,000)
Total liabilities, convertible preferred stock and stockholders’ deficit		$ 88,078,000